UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment [x]; Amendment Number: 1
This Amendment (Check only one.):      [x]  is a restatement.
                                       [ ]  adds new holdings
                                            entries

Institutional Investment Manager Filing this Report:

Name:     Affinity Wealth Management
Address:  1701 Lovering Avenue
          Wilmington, Delaware 19806


Form 13F File Number:  28-1902

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Matthew Simpson
Title:   Investment Associate
Phone:   (302)652-6767

Signature, Place, and Date of Signing:

/s/ Matthew Simpson               Wilmington, DE		 06/30/2009
----------------------------      -----------------------    -------------
[Signature]                       [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting' manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                             Form 13F SUMMARY PAGE

Report Summary


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    51

Form 13F Information Table Value Total:  $125,094,000

List of Other Included Managers
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE


                                        	     Value	Shares/  Invstmt
Name of Issuer                    Class	 CUSIP	     (x$1000)   Prn Amt  Dscretn
------------------------         ------- --------    ---------  ------  ------


Alliant Energy C		Com	18802108	203	7778	SOLE
Blackrock Fds In			91929109	3134	117303	SOLE
Borg Warner Inc 		Com	99724106	266	7801    SOLE
Columbia Mgmt Ma		Com	19765J103       95	10352   SOLE
Comerica Bank N 		Com	200339DT3       60	60000	SOLE
Conocophillips C		Com	20825C104       250	5954	SOLE
DWS Securities T		        23337G845       3900	654446	SOLE
Envirokare Tech 		Com	29404N209       2	30000	SOLE
Everest Reinsura		Com	G3223R108       202	2818	SOLE
Exxon Mobil Corp		Com	30231G102       606	8672	SOLE
First Chicago Bk		Com	31948KDV4       60	60000	SOLE
Foot Locker Inc 		Com	344849104	146	13990	SOLE
Franklin Custodi		Com	353496300	46	25510	SOLE
Franklin Russell			                310	6839	SOLE
General Electric		Com	369604103	172	14667	SOLE
Hartford Eq Inc 			416648558	5010	644743	SOLE
Idacorp Inc Com 		Com	451107106	202	7742	SOLE
Ishares Barclays			464287226       8988	88433	SOLE
Ishares Iboxx & 			464287242	359	0	SOLE
Ishares Msci Eaf			464287465	2656	57986	SOLE
Ishares S&P 500 			464287309	6809	142529	SOLE
Ishares S&P 500 			464287408	5923	135659	SOLE
Ishares S&P Mdcp			464287705	5393	103492	SOLE
Ishares S&P Midc			464287606	6423	102994	SOLE
Ishares S&P Smal			464287887	7292	157289	SOLE
Ishares S&P Smal			464287879	3220	68393	SOLE
Ishares Tr Barcl			464288679	5534	50200	SOLE
John Hancock Rai			750869505	3650	253296	SOLE
Johnson + Johnso		Com	478160104	459	8072	SOLE
Morgan Stanley I			617440847	393	34511	SOLE
Newfield Explora		Com	651290108	252	7722	SOLE
Old Republic Int		Com	680223104	163	16516	SOLE
Oneok Inc Cm (Ne		Com	682680103	259	8782	SOLE
Pimco Total Retu			693391674	10869	1040099	SOLE
Priceline.Com  I		Com	741503403	281	2521	SOLE
Rainier Inv Mgmt			750869604	595	28012	SOLE
Rainier Inv Mgmt			750869208	2373	113980	SOLE
Rowe T Price Mid			779556109	442	11610	SOLE
Royce Fd Low Pri		Com	780905808	187	17446	SOLE
Selected Amern S			816221105	2845	94383	SOLE
Selected Amern S			816221204	688	22829	SOLE
Stratton Fds Inc			863137105	2121	64833	SOLE
Umb Scout Fds In			904199403	1521	65766	SOLE
Vanguard Bond In			921937835	10487	134989	SOLE
Vanguard Short T			922031851	1379	127688	SOLE
Vanguard Tax Exe			922907209	577	44250	SOLE
Vanguard Tax Exe			922907704	431	39577	SOLE
Verizon Communic		Com	92343V104       247	8032	SOLE
Warnaco Group In		Com	934390105	0	22000	SOLE
Wells Fargo Bank		Com	949748MV6       51	52000	SOLE
Western Asset Fd			957663602	17563	1917401	SOLE


REPORT SUMMARY                51   	DATA RECORDS	125094